7. Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
President of the Company for management fees incurred and financing of day-to-day operations
Due to related parties	$ 357,074	$ 234,850
President of the Company for management fees
Costs and Expenses, Related Party	180,000	180,000	$ 180,000	$ 135,000
To directors of the Company
Share-based Payment Arrangement, Noncash Expense	$ 60,000	$ 200,411	$ 568,250	$ 0